Expense Example	May 06, 2026 USD ($)
Leverage Shares 2X Long STX Daily ETF | Leverage Shares 2X Long STX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long SNDK Daily ETF | Leverage Shares 2X Long SNDK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long WDC Daily ETF | Leverage Shares 2X Long WDC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long TXN Daily ETF | Leverage Shares 2X Long TXN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long COHR Daily ETF | Leverage Shares 2X Long COHR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CIEN Daily ETF | Leverage Shares 2X Long CIEN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CAT Daily ETF | Leverage Shares 2X Long CAT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long SAP Daily ETF | Leverage Shares 2X Long SAP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long HON Daily ETF | Leverage Shares 2X Long HON Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AG Daily ETF | Leverage Shares 2X Long AG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long TMC Daily ETF | Leverage Shares 2X Long TMC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long NXPI Daily ETF | Leverage Shares 2X Long NXPI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CDNS Daily ETF | Leverage Shares 2X Long CDNS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ON Daily ETF | Leverage Shares 2X Long ON Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long P Daily ETF | Leverage Shares 2X Long P Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long NTAP Daily ETF | Leverage Shares 2X Long NTAP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AAOI Daily ETF | Leverage Shares 2X Long AAOI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AI Daily ETF | Leverage Shares 2X Long AI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long KTOS Daily ETF | Leverage Shares 2X Long KTOS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CPNG Daily ETF | Leverage Shares 2X Long CPNG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long HL Daily ETF | Leverage Shares 2X Long HL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AMKR Daily ETF | Leverage Shares 2X Long AMKR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long FORM Daily ETF | Leverage Shares 2X Long FORM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AMAT Daily ETF | Leverage Shares 2X Long AMAT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ENTG Daily ETF | Leverage Shares 2X Long ENTG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long APD Daily ETF | Leverage Shares 2X Long APD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ETN Daily ETF | Leverage Shares 2X Long ETN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long LEU Daily ETF | Leverage Shares 2X Long LEU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long VSAT Daily ETF | Leverage Shares 2X Long VSAT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long FPS Daily ETF | Leverage Shares 2X Long FPS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242